UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22912
BNY Mellon Investment Funds II, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
4/30/25
ITEM 1 - Reports to Stockholders
BNY Mellon Global Emerging Markets Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class A – DGEAX
This semi-annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$61	1.26%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$288	46	20.68%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

India
26.5%
China
22.7%
Taiwan
16.4%
Brazil
6.0%
South Korea
4.3%
South Africa
4.1%
Uruguay
3.6%
United States
3.5%
Mexico
3.1%
Hong Kong
2.9%
Peru
2.9%
Singapore
2.6%
Greece
1.5%
Indonesia
1.1%
Net Other Assets and Liabilities
-1.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6243SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Global Emerging Markets Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class C – DGECX
This semi-annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$98	2.01%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$288	46	20.68%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6244SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Global Emerging Markets Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class I – DGIEX
This semi-annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$49	1.01%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$288	46	20.68%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6245SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Global Emerging Markets Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class Y – DGEYX
This semi-annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.95%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$288	46	20.68%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0916SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Yield Enhancement Strategy Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class A – DABMX
This semi-annual shareholder report contains important information about BNY Mellon Yield Enhancement Strategy Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$193	5	29.69%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Allocation of Holdings (Based on Net Assets)

Domestic Fixed Income
48.7%
Municipal Bond
37.0%
Foreign Fixed Income
12.0%
Net Other Assets and Liabilities
2.3%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6327SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Yield Enhancement Strategy Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class C – DABLX
This semi-annual shareholder report contains important information about BNY Mellon Yield Enhancement Strategy Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$65	1.30%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$193	5	29.69%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6328SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Yield Enhancement Strategy Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class I – DABKX
This semi-annual shareholder report contains important information about BNY Mellon Yield Enhancement Strategy Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.16%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$193	5	29.69%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6329SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Yield Enhancement Strategy Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class Y – DABJX
This semi-annual shareholder report contains important information about BNY Mellon Yield Enhancement Strategy Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$6	0.12%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$193	5	29.69%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0067SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Global Emerging Markets Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025

Class	Ticker
A	DGEAX
C	DGECX
I	DGIEX
Y	DGEYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Emerging Markets Fund
STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 97.7%
Brazil — 6.0%
Raia Drogasil SA	1,510,522	5,264,729
TOTVS SA	1,013,658	6,698,004
WEG SA	657,039	5,213,336
		17,176,069
China — 22.7%
ANTA Sports Products Ltd.	651,400	7,722,965
BYD Co. Ltd., Cl. H	103,000	4,916,525
Contemporary Amperex Technology Co. Ltd., Cl. A	242,500	7,729,629
Haidilao International Holding Ltd.(a)	1,816,000	4,125,783
Midea Group Co. Ltd., Cl. A	871,800	8,837,076
NARI Technology Co. Ltd., Cl. A	1,873,315	5,713,213
NetEase, Inc.	293,900	6,328,498
Proya Cosmetics Co. Ltd., Cl. A	328,300	4,316,882
Tencent Holdings Ltd.	255,868	15,743,490
		65,434,061
Greece — 1.5%
Eurobank Ergasias Services and Holdings SA	1,541,686	4,333,064
Hong Kong — 2.9%
AIA Group Ltd.	744,600	5,578,068
Hong Kong Exchanges & Clearing Ltd.	64,800	2,847,470
		8,425,538
India — 26.5%
Eternal Ltd.(b)	1,925,733	5,300,089
HDFC Bank Ltd.	490,067	11,166,396
ICICI Bank Ltd.	355,002	5,996,276
Info Edge India Ltd.	62,576	5,236,285
Mahindra & Mahindra Ltd.	237,274	8,225,583
MakeMyTrip Ltd.(b)	80,577	8,446,081
Marico Ltd.	856,023	7,198,562
Supreme Industries Ltd.	99,957	4,187,170
Tata Consultancy Services Ltd.	157,127	6,423,360
Titan Co. Ltd.	238,247	9,530,867
Tube Investments of India Ltd.	139,863	4,798,638
		76,509,307
Indonesia — 1.1%
Bank Rakyat Indonesia Persero Tbk PT	13,860,500	3,214,634
Mexico — 3.1%
Banco del Bajio SA(a)	1,415,500	3,396,825
Qualitas Controladora SAB de CV(c)	501,749	5,550,824
		8,947,649
Peru — 2.9%
Credicorp Ltd.	41,212	8,332,654
Philippines — .0%
GT Capital Holdings, Inc.	1	9
Singapore — 2.6%
Trip.com Group Ltd.	122,550	7,395,095
South Africa — 4.1%
Bidvest Group Ltd.	274,716	3,469,902

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.7% (continued)
South Africa — 4.1% (continued)
Clicks Group Ltd.	258,951	5,507,351
Shoprite Holdings Ltd.	193,890	2,976,220
		11,953,473
South Korea — 4.3%
HD Hyundai Marine Solution Co. Ltd.	43,939	4,729,277
SK Hynix, Inc.	60,582	7,564,759
		12,294,036
Taiwan — 16.4%
Advantech Co. Ltd.	263,000	2,771,191
Chroma ATE, Inc.	516,000	4,719,070
Delta Electronics, Inc.	644,000	6,715,255
MediaTek, Inc.	163,000	6,880,218
Sinbon Electronics Co. Ltd.	551,000	3,807,366
Taiwan Semiconductor Manufacturing Co. Ltd.	793,000	22,513,335
		47,406,435
Uruguay — 3.6%
MercadoLibre, Inc.(b)	4,401	10,258,071
Total Common Stocks (cost $218,532,225)		281,680,095

	1-Day Yield (%)
Investment Companies — 1.6%
Registered Investment Companies — 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $4,590,392)	4.45	4,590,392	4,590,392
Investment of Cash Collateral for Securities Loaned — 1.9%
Registered Investment Companies — 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $5,368,151)	4.45	5,368,151	5,368,151
Total Investments (cost $228,490,768)		101.2%	291,638,638
Liabilities, Less Cash and Receivables		(1.2%)	(3,459,865)
Net Assets		100.0%	288,178,773

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities amounted to $7,522,608 or 2.6% of net assets.

(b)	Non-income producing security.
(c)
Security, or portion thereof, on loan. At April 30, 2025, the value of the fund’s securities on loan was $5,141,783 and the value of the collateral was
$5,368,151, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 4/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.6%	12,529,584	78,180,454	(86,119,646)	4,590,392	162,479

Affiliated Issuers (continued)
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 4/30/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.9%	-	30,460,891	(25,092,740)	5,368,151	1,587††
Total - 3.5%	12,529,584	108,641,345	(111,212,386)	9,958,543	164,066

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $5,141,783)—Note 1(c):
Unaffiliated issuers	218,532,225	281,680,095
Affiliated issuers	9,958,543	9,958,543
Cash		396,635
Cash denominated in foreign currency	13,422	13,809
Receivable for investment securities sold		3,263,370
Receivable for shares of Common Stock subscribed		102,361
Dividends and securities lending income receivable		101,893
Prepaid expenses		46,707
		295,563,413
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		313,922
Liability for securities on loan—Note 1(c)		5,368,151
Payable for foreign tax on capital gains—Note 1(b)		990,841
Payable for shares of Common Stock redeemed		586,123
Directors’ fees and expenses payable		10,983
Interest payable—Note 2		1,142
Other accrued expenses		113,478
		7,384,640
Net Assets ($)		288,178,773
Composition of Net Assets ($):
Paid-in capital		273,701,057
Total distributable earnings (loss)		14,477,716
Net Assets ($)		288,178,773

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	12,220,203	2,034,245	209,388,200	64,536,125
Shares Outstanding	598,342	105,721	10,131,051	3,104,701
Net Asset Value Per Share ($)	20.42	19.24	20.67	20.79
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $344,949 foreign taxes withheld at source):
Unaffiliated issuers	2,219,482
Affiliated issuers	162,479
Affiliated income net of rebates from securities lending—Note 1(c)	1,587
Interest	269
Total Income	2,383,817
Expenses:
Management fee—Note 3(a)	1,373,262
Shareholder servicing costs—Note 3(c)	172,590
Custodian fees—Note 3(c)	130,922
Professional fees	84,500
Registration fees	36,098
Directors’ fees and expenses—Note 3(d)	21,566
Prospectus and shareholders’ reports	17,606
Chief Compliance Officer fees—Note 3(c)	15,913
Interest expense—Note 2	13,561
Distribution Plan fees—Note 3(b)	9,597
Loan commitment fees—Note 2	4,497
Miscellaneous	32,604
Total Expenses	1,912,716
Less—reduction in expenses due to undertaking—Note 3(a)	(64,199)
Less—reduction in fees due to earnings credits—Note 3(c)	(291)
Net Expenses	1,848,226
Net Investment Income	535,591
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	8,697,320
Net realized gain (loss) on foreign capital gains tax	(807,064)
Net Realized Gain (Loss)	7,890,256
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(24,737,710)
Net change in unrealized appreciation (depreciation) on foreign capital gains tax	1,695,128
Net Change in Unrealized Appreciation (Depreciation)	(23,042,582)
Net Realized and Unrealized Gain (Loss) on Investments	(15,152,326)
Net (Decrease) in Net Assets Resulting from Operations	(14,616,735)
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Operations ($):
Net investment income	535,591	3,019,835
Net realized gain (loss) on investments	7,890,256	(3,468,512)
Net change in unrealized appreciation (depreciation) on investments	(23,042,582)	75,616,476
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,616,735)	75,167,799
Distributions ($):
Distributions to shareholders:
Class A	-	(100,735)
Class I	-	(3,047,416)
Class Y	-	(1,093,363)
Total Distributions	-	(4,241,514)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,548,201	2,465,428
Class C	327,266	317,895
Class I	28,193,438	104,699,234
Class Y	985,738	10,753,297
Distributions reinvested:
Class A	-	94,029
Class I	-	3,041,454
Class Y	-	234,310
Cost of shares redeemed:
Class A	(1,476,761)	(5,060,048)
Class C	(1,089,995)	(864,244)
Class I	(104,160,438)	(191,592,910)
Class Y	(27,479,541)	(39,214,726)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(103,152,092)	(115,126,281)
Total Increase (Decrease) in Net Assets	(117,768,827)	(44,199,996)
Net Assets ($):
Beginning of Period	405,947,600	450,147,596
End of Period	288,178,773	405,947,600

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	74,457	124,670
Shares issued for distributions reinvested	-	4,834
Shares redeemed	(71,881)	(249,892)
Net Increase (Decrease) in Shares Outstanding	2,576	(120,388)
Class C(a)
Shares sold	16,678	16,741
Shares redeemed	(56,373)	(46,034)
Net Increase (Decrease) in Shares Outstanding	(39,695)	(29,293)
Class I(b)
Shares sold	1,354,179	5,230,211
Shares issued for distributions reinvested	-	155,018
Shares redeemed	(5,076,835)	(9,615,959)
Net Increase (Decrease) in Shares Outstanding	(3,722,656)	(4,230,730)
Class Y(b)
Shares sold	46,898	534,701
Shares issued for distributions reinvested	-	11,882
Shares redeemed	(1,339,095)	(1,939,552)
Net Increase (Decrease) in Shares Outstanding	(1,292,197)	(1,392,969)

(a)	During the period ended April 30, 2025, 79 Class C shares representing $1,562 were automatically converted to 75 Class A shares.
(b)
During the period ended April 30, 2025, 30,769 Class Y shares representing $646,506 were exchanged for 30,938 Class I shares. During the period ended
October 31, 2024, 15,102 Class I shares representing $305,717 were exchanged for 15,252 Class A shares and 53,854 Class Y shares representing
$1,092,698 were exchanged for 54,145 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	21.14	17.98	16.97	27.52	22.23	16.25
Investment Operations:
Net investment income (loss)(a)	.00 (b)	.09	.03	(.06 )	(.14 )	(.10 )
Net realized and unrealized gain (loss) on investments	(.72 )	3.21	.98	(8.84)	5.48	6.43
Total from Investment Operations	(.72 )	3.30	1.01	(8.90)	5.34	6.33
Distributions:
Dividends from net investment income	-	(.14 )	-	-	(.05 )	(.35 )
Dividends from net realized gain on investments	-	-	-	(1.65)	-	-
Total Distributions	-	(.14 )	-	(1.65)	(.05 )	(.35 )
Net asset value, end of period	20.42	21.14	17.98	16.97	27.52	22.23
Total Return (%)(c)	(3.41)(d)	18.45	5.95	(34.11)	24.04	39.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.29 (e)	1.32	1.29	1.30	1.26	1.29
Ratio of net expenses to average net assets(f)	1.26 (e),(g)	1.25 (g)	1.25 (g)	1.25 (g)	1.25	1.25
Ratio of net investment income (loss) to average net assets(f)	.05 (e),(g)	.45 (g)	.18 (g)	(.26 )(g)	(.51 )	(.54 )
Portfolio Turnover Rate	20.68 (d)	62.14	44.72	47.66	66.55	51.54
Net Assets, end of period ($ x 1,000)	12,220	12,594	12,876	8,810	25,711	8,826

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	19.99	17.00	16.17	26.49	21.52	15.73
Investment Operations:
Net investment (loss)(a)	(.07 )	(.06 )	(.09 )	(.20 )	(.35 )	(.22 )
Net realized and unrealized gain (loss) on investments	(.68 )	3.05	.92	(8.47)	5.32	6.23
Total from Investment Operations	(.75 )	2.99	.83	(8.67)	4.97	6.01
Distributions:
Dividends from net investment income	-	-	-	-	-	(.22 )
Dividends from net realized gain on investments	-	-	-	(1.65)	-	-
Total Distributions	-	-	-	(1.65)	-	(.22 )
Net asset value, end of period	19.24	19.99	17.00	16.17	26.49	21.52
Total Return (%)(b)	(3.75)(c)	17.59	5.13	(34.60)	23.09	38.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.09 (d)	2.12	2.07	2.06	2.01	2.07
Ratio of net expenses to average net assets(e)	2.01 (d),(f)	2.00 (f)	2.00 (f)	2.00 (f)	2.00	2.00
Ratio of net investment (loss) to average net assets(e)	(.71 )(d),(f)	(.30 )(f)	(.49 )(f)	(.99 )(f)	(1.33)	(1.26)
Portfolio Turnover Rate	20.68 (c)	62.14	44.72	47.66	66.55	51.54
Net Assets, end of period ($ x 1,000)	2,034	2,907	2,971	3,388	6,578	4,330

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	21.37	18.17	17.14	27.71	22.35	16.34
Investment Operations:
Net investment income (loss)(a)	.03	.14	.08	(.01 )	(.08 )	(.05 )
Net realized and unrealized gain (loss) on investments	(.73 )	3.25	1.00	(8.91)	5.52	6.46
Total from Investment Operations	(.70 )	3.39	1.08	(8.92)	5.44	6.41
Distributions:
Dividends from net investment income	-	(.19 )	(.05 )	-	(.08 )	(.40 )
Dividends from net realized gain on investments	-	-	-	(1.65)	-	-
Total Distributions	-	(.19 )	(.05 )	(1.65)	(.08 )	(.40 )
Net asset value, end of period	20.67	21.37	18.17	17.14	27.71	22.35
Total Return (%)	(3.28)(b)	18.79	6.22	(33.94)	24.37	39.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05 (c)	1.07	1.05	1.05	.99	1.02
Ratio of net expenses to average net assets(d)	1.01 (c),(e)	1.00 (e)	1.00 (e)	1.00 (e)	.99	1.00
Ratio of net investment income (loss) to average net assets(d)	.29 (c),(e)	.71 (e)	.43 (e)	(.03 )(e)	(.28 )	(.27 )
Portfolio Turnover Rate	20.68 (b)	62.14	44.72	47.66	66.55	51.54
Net Assets, end of period ($ x 1,000)	209,388	295,996	328,508	151,527	227,678	76,571

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	21.48	18.27	17.24	27.85	22.45	16.40
Investment Operations:
Net investment income (loss)(a)	.04	.15	.11	(.02 )	(.06 )	(.03 )
Net realized and unrealized gain (loss) on investments	(.73 )	3.26	.98	(8.98)	5.55	6.48
Total from Investment Operations	(.69 )	3.41	1.09	(8.96)	5.49	6.45
Distributions:
Dividends from net investment income	-	(.20 )	(.06 )	-	(.09 )	(.40 )
Dividends from net realized gain on investments	-	-	-	(1.65)	-	-
Total Distributions	-	(.20 )	(.06 )	(1.65)	(.09 )	(.40 )
Net asset value, end of period	20.79	21.48	18.27	17.24	27.85	22.45
Total Return (%)	(3.21)(b)	18.79	6.31	(33.91)	24.48	40.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95 (c)	.97	.92	.93	.90	.93
Ratio of net expenses to average net assets(d)	.95 (c),(e)	.97 (e)	.92 (e)	.93 (e)	.90	.93
Ratio of net investment income (loss) to average net assets(d)	.37 (c),(e)	.74 (e)	.59 (e)	.09 (e)	(.22 )	(.19 )
Portfolio Turnover Rate	20.68 (b)	62.14	44.72	47.66	66.55	51.54
Net Assets, end of period ($ x 1,000)	64,536	94,451	105,793	158,295	374,690	290,661

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Global Emerging Markets Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of  The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at One Boston Place, 201 Washington Street, Boston, MA 02108. NIMNA is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of April 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	281,680,095	—	—	281,680,095
Investment Companies	9,958,543	—	—	9,958,543
	291,638,638	—	—	291,638,638

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2025, BNY earned $437 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	5,141,783	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(5,141,783)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Emerging Market Risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, accounting and financial reporting and recordkeeping standards and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $52,170,846 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. The fund has $30,725,444 of short-term capital losses and $21,445,402 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2024 were as follows: ordinary income $4,241,514. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended April 30, 2025, the fund was charged $13,561 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended April 30, 2025 was approximately $518,785 with a related weighted average annualized interest rate of 5.27%. As of April 30, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from November 1, 2024 through February 28, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the fund’s average daily net assets. On or after February 28, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $64,199 during the period ended April 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
During the period ended April 30, 2025, the Distributor retained $128 from commissions earned on sales of the fund’s Class A shares and $686 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2025, Class C shares were charged $9,597 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2025, Class A and Class C shares were charged $15,386 and $3,199, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of  Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2025, the fund was charged $3,345 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $291.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2025, the fund was charged $130,922 pursuant to the custody agreement.
During the period ended April 30, 2025, the fund was charged $15,913 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $175,896, Distribution Plan fees of $1,215, Shareholder Services Plan fees of $2,805, Custodian fees of $141,764, Chief Compliance Officer fees of $2,001 and Transfer Agent fees of $1,146, which are offset against an expense reimbursement currently in effect in the amount of $10,905.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2025, amounted to $73,949,563 and $173,254,828, respectively.
At April 30, 2025, accumulated net unrealized appreciation on investments was $63,147,870, consisting of $70,413,814 gross unrealized appreciation and $7,265,944 gross unrealized depreciation.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $37,479.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on February 26-27 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management Limited (the “Sub-Adviser” or “NIM”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and the Sub-Investment Advisory Agreement, the “Agreements”), between NIM and Newton Investment Management North America, LLC (“NIMNA”), pursuant to which NIM may use the investment advisory personnel, resources and capabilities available at its sister company, NIMNA, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including that there are no soft dollar arrangements in place for the fund) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class Y shares with the performance of a group of institutional emerging markets funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional emerging markets funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional emerging markets funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the five- and ten-year periods when the fund’s total return performance was above the Performance Group and Performance Universe medians. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the primary portfolio managers were very experienced and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four star rating for the five- and ten-year periods and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and was approximately equivalent to the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until February 28, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00%.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s long-term performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-6243NCSRSA0425

BNY Mellon Yield Enhancement Strategy Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025

Class	Ticker
A	DABMX
C	DABLX
I	DABKX
Y	DABJX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Yield Enhancement Strategy Fund
STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)

Description	Shares	Value ($)
Investment Companies — 97.7%
Domestic Fixed Income — 48.7%
BNY Mellon Corporate Bond Fund, Cl. M (a)	1,886,165	23,030,078
BNY Mellon Floating Rate Income Fund, Cl. Y (a)	3,220,515	35,296,846
BNY Mellon High Yield Fund, Cl. I (a)	6,656,067	35,476,835
		93,803,759
Foreign Fixed Income — 12.0%
TCW Emerging Markets Income Fund, Cl. I	3,603,695	23,171,756
Municipal Bond — 37.0%
BNY Mellon Municipal Opportunities Fund, Cl. M (a)	5,865,228	71,321,176
Total Investments (cost $187,053,541)	97.7%	188,296,691
Cash and Receivables (Net)	2.3%	4,388,561
Net Assets	100.0%	192,685,252

(a)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 4/30/2025	Dividends/ Distributions ($)
Domestic Fixed Income - 48.7%
BNY Mellon Corporate Bond Fund, Cl. M - 12.0%	20,977,926	8,183,633	(6,118,429)	(119,019)	105,967	23,030,078	476,539
BNY Mellon Floating Rate Income Fund, Cl. Y - 18.3%	57,921,380	7,920,212	(29,762,207)	(544,389)	(238,150)	35,296,846	2,015,559
BNY Mellon High Yield Fund, Cl. I - 18.4%	31,859,889	15,127,057	(10,879,145)	(393,799)	(237,167)	35,476,835	1,265,692
Foreign Fixed Income - .0%
BNY Mellon Global Dynamic Bond Income Fund, Cl. Y - .0%	29,563,366	3,374,062	(32,378,770)	(412,132)	(146,526)	-	899,114
Municipal Bond - 37.0%
BNY Mellon Municipal Opportunities Fund, Cl. M - 37.0%	70,990,150	25,551,889	(23,023,846)	(512,548)	(1,684,469)	71,321,176	1,292,412
Total - 85.7%	211,312,711	60,156,853	(102,162,397)	(1,981,887)	(2,200,345)	165,124,935	5,949,316
See notes to financial statements.
3

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	21,880,549	23,171,756
Affiliated issuers	165,172,992	165,124,935
Cash		4,090,444
Dividends receivable		618,000
Receivable for investment securities sold		405,248
Receivable for shares of Common Stock subscribed		75,939
Prepaid expenses		49,041
		193,535,363
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		2,389
Payable for investment securities purchased		618,001
Payable for shares of Common Stock redeemed		169,797
Directors’ fees and expenses payable		5,336
Interest payable—Note 2		1,257
Other accrued expenses		53,331
		850,111
Net Assets ($)		192,685,252
Composition of Net Assets ($):
Paid-in capital		234,555,536
Total distributable earnings (loss)		(41,870,284)
Net Assets ($)		192,685,252

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	268,971	155,885	13,474,141	178,786,255
Shares Outstanding	24,306	14,095	1,213,683	16,118,127
Net Asset Value Per Share ($)	11.07	11.06	11.10	11.09
See notes to financial statements.
4

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	1,000,592
Affiliated issuers	5,949,316
Interest	50,936
Total Income	7,000,844
Expenses:
Professional fees	45,670
Registration fees	35,183
Directors’ fees and expenses—Note 3(d)	13,437
Chief Compliance Officer fees—Note 3(c)	12,322
Prospectus and shareholders’ reports	9,571
Shareholder servicing costs—Note 3(c)	4,262
Loan commitment fees—Note 2	2,753
Interest expense—Note 2	2,338
Custodian fees—Note 3(c)	622
Distribution Plan fees—Note 3(b)	588
Miscellaneous	11,870
Total Expenses	138,616
Less—reduction in fees due to earnings credits—Note 3(c)	(83)
Net Expenses	138,533
Net Investment Income	6,862,311
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	49,828
Affiliated issuers	(1,981,887)
Net Realized Gain (Loss)	(1,932,059)
Net change in unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(693,585)
Affiliated issuers	(2,200,345)
Net Change in Unrealized Appreciation (Depreciation)	(2,893,930)
Net Realized and Unrealized Gain (Loss) on Investments	(4,825,989)
Net Increase in Net Assets Resulting from Operations	2,036,322
See notes to financial statements.
5

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Operations ($):
Net investment income	6,862,311	13,862,300
Net realized gain (loss) on investments	(1,932,059)	(9,880,986)
Net change in unrealized appreciation (depreciation) on investments	(2,893,930)	29,544,461
Net Increase (Decrease) in Net Assets Resulting from Operations	2,036,322	33,525,775
Distributions ($):
Distributions to shareholders:
Class A	(7,282)	(14,896)
Class C	(3,643)	(6,727)
Class I	(393,825)	(602,036)
Class Y	(6,481,461)	(13,298,157)
Total Distributions	(6,886,211)	(13,921,816)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	6,093	42,463
Class I	3,616,561	6,822,413
Class Y	28,146,971	131,709,776
Distributions reinvested:
Class A	6,430	11,288
Class C	3,126	5,835
Class I	385,069	579,852
Class Y	365,639	781,327
Cost of shares redeemed:
Class A	(29,317)	(86,231)
Class C	(5,194)	(24,012)
Class I	(3,475,615)	(6,230,095)
Class Y	(69,819,498)	(182,545,670)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(40,799,735)	(48,933,054)
Total Increase (Decrease) in Net Assets	(45,649,624)	(29,329,095)
Net Assets ($):
Beginning of Period	238,334,876	267,663,971
End of Period	192,685,252	238,334,876
6

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Capital Share Transactions (Shares):
Class A
Shares sold	540	3,819
Shares issued for distributions reinvested	573	1,017
Shares redeemed	(2,606)	(7,636)
Net Increase (Decrease) in Shares Outstanding	(1,493)	(2,800)
Class C
Shares issued for distributions reinvested	278	527
Shares redeemed	(461)	(2,169)
Net Increase (Decrease) in Shares Outstanding	(183)	(1,642)
Class I(a)
Shares sold	322,865	609,852
Shares issued for distributions reinvested	34,211	52,097
Shares redeemed	(309,629)	(559,222)
Net Increase (Decrease) in Shares Outstanding	47,447	102,727
Class Y(a)
Shares sold	2,506,301	11,988,936
Shares issued for distributions reinvested	32,511	70,323
Shares redeemed	(6,270,045)	(16,453,907)
Net Increase (Decrease) in Shares Outstanding	(3,731,233)	(4,394,648)

(a)
During the period ended April 30, 2025, 36,002 Class Y shares representing $403,143 were exchanged for 35,970 Class I shares and during the period ended
October 31, 2024, 255,479 Class Y shares representing $2,840,510 were exchanged for 255,240 Class I shares.

See notes to financial statements.
7

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.29	10.54	10.55	12.34	12.06	12.29
Investment Operations:
Net investment income(a)	.29	.51	.56	.35	.36	.42
Net realized and unrealized gain (loss) on investments	(.22 )	.75	.01	(1.79)	.28	(.21 )
Total from Investment Operations	.07	1.26	.57	(1.44)	.64	.21
Distributions:
Dividends from net investment income	(.29 )	(.51 )	(.58 )	(.35 )	(.36 )	(.44 )
Net asset value, end of period	11.07	11.29	10.54	10.55	12.34	12.06
Total Return (%)(b)	.58 (c)	12.16	5.32	(11.80)	5.30	1.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(d)	.79 (e)	.69	.64	.60	.53	.49
Ratio of net expenses to average net assets(d)	.79 (e),(f)	.69 (f)	.64 (f)	.60 (f)	.53	.49
Ratio of net investment income to average net assets(d)	5.29 (e),(f)	4.58 (f)	5.18 (f)	3.03 (f)	2.88	3.47
Portfolio Turnover Rate	29.69	35.00	28.91	34.02	10.58	8.41
Net Assets, end of period ($ x 1,000)	269	291	301	321	417	564

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Amounts do not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
8

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.29	10.53	10.54	12.33	12.05	12.29
Investment Operations:
Net investment income(a)	.26	.45	.50	.27	.24	.34
Net realized and unrealized gain (loss) on investments	(.23 )	.76	.00 (b)	(1.78)	.33	(.21 )
Total from Investment Operations	.03	1.21	.50	(1.51)	.57	.13
Distributions:
Dividends from net investment income	(.26 )	(.45 )	(.51 )	(.28 )	(.29 )	(.37 )
Net asset value, end of period	11.06	11.29	10.53	10.54	12.33	12.05
Total Return (%)(c)	.24 (d)	11.61	4.67	(12.38)	4.73	1.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(e)	1.30 (f)	1.27	1.25	1.24	1.23	1.11
Ratio of net expenses to average net assets(e)	1.30 (f),(g)	1.27 (g)	1.25 (g)	1.24 (g)	1.23	1.11
Ratio of net investment income to average net assets(e)	4.76 (f),(g)	4.00 (g)	4.57 (g)	2.30 (g)	2.02	2.88
Portfolio Turnover Rate	29.69	35.00	28.91	34.02	10.58	8.41
Net Assets, end of period ($ x 1,000)	156	161	168	179	105	24

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
(d)	Not annualized.
(e)	Amounts do not include the expenses of the underlying funds.
(f)	Annualized.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.33	10.57	10.58	12.37	12.09	12.32
Investment Operations:
Net investment income(a)	.33	.57	.60	.40	.40	.47
Net realized and unrealized gain (loss) on investments	(.24 )	.76	.03	(1.78)	.29	(.22 )
Total from Investment Operations	.09	1.33	.63	(1.38)	.69	.25
Distributions:
Dividends from net investment income	(.32 )	(.57 )	(.64 )	(.41 )	(.41 )	(.48 )
Net asset value, end of period	11.10	11.33	10.57	10.58	12.37	12.09
Total Return (%)	.82 (b)	12.82	5.84	(11.34)	5.74	2.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.16 (d)	.15	.14	.12	.11	.11
Ratio of net expenses to average net assets(c)	.16 (d),(e)	.15 (e)	.13 (e)	.12 (e)	.11	.11
Ratio of net investment income to average net assets(c)	5.92 (d),(e)	5.12 (e)	5.56 (e)	3.50 (e)	3.23	3.85
Portfolio Turnover Rate	29.69	35.00	28.91	34.02	10.58	8.41
Net Assets, end of period ($ x 1,000)	13,474	13,212	11,238	8,540	11,095	9,877

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amounts do not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
10

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.32	10.56	10.57	12.36	12.08	12.31
Investment Operations:
Net investment income(a)	.33	.58	.63	.41	.41	.48
Net realized and unrealized gain (loss) on investments	(.23 )	.76	.00 (b)	(1.79)	.28	(.22 )
Total from Investment Operations	.10	1.34	.63	(1.38)	.69	.26
Distributions:
Dividends from net investment income	(.33 )	(.58 )	(.64 )	(.41 )	(.41 )	(.49 )
Net asset value, end of period	11.09	11.32	10.56	10.57	12.36	12.08
Total Return (%)	.84 (c)	12.88	5.90	(11.32)	5.78	2.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(d)	.12 (e)	.10	.09	.09	.08	.06
Ratio of net expenses to average net assets(d)	.12 (e),(f)	.10 (f)	.09 (f)	.08 (f)	.08	.06
Ratio of net investment income to average net assets(d)	5.97 (e),(f)	5.19 (f)	5.78 (f)	3.56 (f)	3.33	3.96
Portfolio Turnover Rate	29.69	35.00	28.91	34.02	10.58	8.41
Net Assets, end of period ($ x 1,000)	178,786	224,670	255,957	280,845	269,094	314,130

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Amounts do not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Yield Enhancement Strategy Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of April 30, 2025, MBC Investments Corporation, an indirect subsidiary of BNY, held 2,000 Class A shares and 2,000 Class C shares of the fund.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
12

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value heirarchy.
The following is a summary of the inputs used as of April 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	188,296,691	—	—	188,296,691
	188,296,691	—	—	188,296,691

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Allocation Risk: The ability of the fund to achieve its investment goal depends, in part, on the ability of the Adviser to allocate effectively the fund’s assets among the investment strategies and the underlying funds.  There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.
Exchange Traded Funds (“ETF”) And Other Investment Company Risk: To the extent the fund invests in pooled investment vehicles, such as ETFs and other investment companies, the fund will be affected by the investment policies, practices and performance of such entities proportion to the amount of assets the fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When the fund invests in an ETF or other investment company, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment company (including management fees) in addition to the expenses of the fund.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $31,885,642 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. The fund has $3,338,009 of short-term capital losses and $28,547,633 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2024 were as follows: ordinary income $11,194,029 and tax-exempt income $2,727,787. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended April 30, 2025, the fund was charged $2,338 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended April 30, 2025 was approximately $89,503 with a related weighted average annualized interest rate of 5.27%. As of April 30, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, there is no management fee paid to the Adviser. The fund may invest in other affiliated mutual funds advised by the Adviser and unaffiliated open-end funds, closed-end funds and exchange-traded funds. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2025, Class C shares were charged $588 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2025, Class A and Class C shares were charged $350 and $196, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of  Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2025, the fund was charged $1,456 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $83.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2025, the fund was charged $622 pursuant to the custody agreement.
During the period ended April 30, 2025, the fund was charged $12,322 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees of $95, Shareholder Services Plan fees of $87, Custodian fees of $577, Chief Compliance Officer fees of $1,152 and Transfer Agent fees of $478.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2025, amounted to $67,684,942 and $110,061,673, respectively.
At April 30, 2025, accumulated net unrealized appreciation on investments was $1,243,150, consisting of $2,483,493 gross unrealized appreciation and $1,240,343 gross unrealized depreciation.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
15

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
16

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
17

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $25,759.
18

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on February 26-27, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class Y shares with the performance of a group of two institutional multi-sector income funds, one institutional core bond fund and one institutional core plus bond fund selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional alternative credit focus funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional alternative credit focus funds, multi-sector income funds, core bond funds and core plus bond funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods, and was above the Performance Universe median for all periods, except for the three- and five-year periods when the fund’s total return performance was below the Performance Universe median. The Board also considered that the fund’s yield performance was at or above the Performance Group and the Performance Universe medians for all nine one-year periods ended December 31st. It was noted that there were no more than four other funds in the Performance Group during the periods under review (except for the four- and five-year periods when there were only three other funds and the ten-year period when there was only one other fund in the Performance Group). The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices, and it was noted that the fund’s returns were above the returns of the Bloomberg U.S. Aggregate Bond Index in seven of the ten calendar years shown and were above the returns of the Lipper Alternative Credit Focus Funds Index in nine of the ten calendar years shown. The Board noted that the fund had a four star rating for the three-year period from Morningstar based on Morningstar’s risk-adjusted return measures.
19

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board considered that the fund pays management fees only at the underlying fund (acquired funds) level, so that the contractual and actual management fees of the fund were zero. The Board noted that the fund bears indirectly its pro rata share of expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Adviser or its affiliates. The Board reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s total expenses, before including underlying fund (acquired funds) fees and expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses, and after including underlying fund (acquired funds) fees and expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees and total expenses of the one fund advised by the Adviser that is in the same Lipper category as the fund. Since the fund does not pay any management fees directly to the Adviser, the Board did not consider this information relevant to its consideration of the Agreement. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. Since the fund pays no fees to the Adviser under the Agreement, the Board did not consider profitability or economies of scale with respect to the fund relevant to its consideration of the Agreement.
The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance.
In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreement.
20

© 2025 BNY Mellon Securities Corporation
Code-6327NCSRSA0425

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds II, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 18, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 18, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)